MARKETABLE SECURITIES - Schedule of Marketable Securities by Balance Sheet Location Classification (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Debt securities, available-for-sale	$ 65,981	$ 30,555	$ 60,313
Cash and cash equivalents
Debt Securities, Available-for-Sale [Line Items]
Debt securities, available-for-sale	65,981	7,193	8,705
Marketable securities
Debt Securities, Available-for-Sale [Line Items]
Debt securities, available-for-sale	$ 0	$ 23,362	$ 51,608